EXHIBIT 99.1
              CWHEQ Revolving Home Equity Loan Trust, Series 2007-C
                                  July 16, 2007


                               Table of Contents
                                                                           Page
Distribution Report   .....................................................  2
Factor Report   ...........................................................  2
Delinquency Report   ......................................................  8
Trend Report Delinquency Percentage   .....................................  8
Bankruptcy Group Report   .................................................  9
Foreclosure Group Report   ................................................  9
REO Group Report   ........................................................  9
BK FC REO Historical Trend Report   .......................................  9
Credit Enhancer and Trigger Information   ................................. 13


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Sean T McCullough
                      Bank of New York - ITS - Global Debt
                             601 Travis, 16th Floor
                              Houston, Texas 77002
                    Tel: (713) 483-6593 / Fax: (713) 483-6627
                      Email: sean.t.mccullough@bankofny.com


              CWHEQ Revolving Home Equity Loan Trust, Series 2007-C
                                  July 16, 2007
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                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                ENDING
           FACE              PRINCIPAL                                                        REALIZED   DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------

A        950,000,000.00    896,737,549.53     15,083,622.95     4,223,882.95     19,307,505.90    0.00       0.00     881,653,926.58
R1                 0.00              0.00              0.00             0.00              0.00    0.00       0.00               0.00
R2               100.00              0.00              0.00             0.00              0.00    0.00       0.00               0.00
EP                 0.00              0.00              0.00             0.00              0.00    0.00       0.00               0.00
TOTALS   950,000,100.00    896,737,549.53     15,083,622.95     4,223,882.95     19,307,505.90    0.00       0.00     881,653,926.58
----------------------------------------------------------------------------------------------------------------------------------
C        950,000,000.00    899,348,682.56              0.00             5.87              5.87    0.00       0.00     886,879,843.97
----------------------------------------------------------------------------------------------------------------------------------

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                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            NOTE
CLASS        CUSIP           PRINCIPAL          PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
   A     12670CAA5            943.93426266    15.87749784     4.44619258     20.32369042       928.05676482        5.470000%
   R2    12670CAD9              0.00000000     0.00000000     0.00000000      0.00000000         0.00000000        0.000000%
 TOTALS                       943.93416330    15.87749617     4.44619211     20.32368828       928.05666713
-----------------------------------------------------------------------------------------------------------------------------------
   C     12670CAB3            946.68282375     0.00000000     0.00000618      0.00000618       933.55773050        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

              CWHEQ Revolving Home Equity Loan Trust, Series 2007-C
                                  July 16, 2007

General Information:
Record Date                                                                                                      07/13/2007
LIBOR Determination Date                                                                                         06/13/2007
Payment Date                                                                                                     07/16/2007
Determination Date                                                                                               07/11/2007
Interest Period
Beginning                                                                                                        06/15/2007
Ending                                                                                                           07/15/2007
Number of Days in Interest Period                                                                                        31
Collection Period
Beginning                                                                                                        06/01/2007
Ending                                                                                                           06/30/2007

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance                                                                                                      0.00

Deposits
Collections on Mortgage Loans
Interest payments on Morgtage Loans                                                                            7,034,967.74
Principal payments on Mortgage Loans                                                                          33,780,823.99
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                               44,173.13
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                        0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                    0.00
Transfer Deposit Amount                                                                                                0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                  0.00
Insurance Proceeds                                                                                                     0.00
Deposits by Master Servicer for losses on Eligible Investments                                                         0.00
Investment income on Eligible Investments                                                                              0.00
Servicer Advances                                                                                                      0.00
Termination purchase price (for 10% clean-up call)                                                                     0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                           35.83
Others                                                                                                                 0.00
Total Deposits                                                                                                40,860,000.69

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                             0.00

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                      0.00
Amount withdrawn to purchase Additional Balances                                                                       0.00
Amount transferred to Payment Account                                                                         40,851,956.20
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                    8,044.49
Total Withdrawals                                                                                             40,860,000.69

Losses on Eligible Investments                                                                                         0.00
Ending Balance                                                                                                         0.00

PAYMENT ACCOUNT

Beginning Balance                                                                                                      0.00

Deposits
Deposit from Collection Account                                                                               40,851,956.20
Deposits by Master Servicer for losses on Eligible Investments                                                         0.00
Investment income on Eligible Investments                                                                              0.00
Cash Released from Additional Loan Account (First Payment Date)                                                        0.00
Deposit from Master Servicer to account for non-fully indexed Morgage Loans
(first two Payment Dates only)                                                                                         0.00
Deposit from Master Servicer for Shortfalls due to Longer Interest Period or Prefunding                                0.00
Total Deposits                                                                                                40,851,956.20

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                      0.00
Payment pursuant to Section 8.03 of the Indenture                                                             40,851,956.20
Total Withdrawals                                                                                             40,851,956.20

Losses on Eligible Investments                                                                                         0.00
Ending Balance                                                                                                         0.00

POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                      0.00
Amount deposited from amounts paid under the Policy                                                                    0.00
Amount transferred to Payment Account                                                                                  0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                     0.00

Cash Released from Principal Reserve Fund                                                                              0.00

DISTRIBUTIONS

Amounts to be Distributed                                                                                     40,851,956.20
Group 1

Investor Interest Collections                                                                                  7,027,286.69
Principal Collections                                                                                         12,384,838.59
Subordinated Transferor Collections                                                                                    0.00
Credit Enhancement Draw Amount                                                                                         0.00
Net Draws Principal Payment                                                                                   21,439,830.91

Transaction Party Fees and Expenses
Group 1

Servicing Fees owing to the Master Servicer for current collection Period                                        374,728.62
Servicing Fees owing to the Master Servicer for prior collection Periods                                               0.00
Servicing Fees paid to the Master Servicer                                                                       374,728.62

Liquidation Expenses and indemnification of payments related to the Class A Note owing to the Master Servicer          0.00
Liquidation Expenses and indemnification of payments related to the Class A Note paid to the Master Servicer           0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                  0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                   0.00

Owner Trustee Fees owing to the Indenture Trustee                                                                      0.00
Owner Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                     0.00
Amount paid to the Loan Insurance Policy Provider                                                                      0.00

Premium amount owing to the Insurer                                                                              104,619.38
Premium amount paid to the Insurer                                                                               104,619.38

Credit Enhancement Draw Amounts related to the Class A Note                                                            0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class A Note                                                            0.00
(together with interest on such amounts) paid to the Credit Enhancer

Interest Payments
Class A
Note Interest owing to Class A Note prior to distributions                                                     4,223,882.95
Unpaid Investor Interest Shortfall owing to Class A Note prior to distributions                                        0.00
Unpaid Investor Interest Shortfall owing to Class A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                           0.00
Interest on Unpaid Investor Interest Shortfall owing to Class A Note prior to distributions                            0.00
Aggregate Investor Interest owing to Class A Note Prior to distributions                                       4,223,882.95
Aggregate Investor Interest paid to Class A Note                                                               4,223,882.95
Unpaid Investor Interest Shortfall for Class A Note after distributions                                                0.00
Unpaid Investor Interest Shortfall for Class A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                         0.00

Basis Risk Carryforward owing to the Class A Note prior to distributions                                               0.00
Basis Risk Carryforward for the Class A Note remaining after distributions                                             0.00
Basis Risk Carryforward paid to the Class A Note                                                                       0.00

Income realized from investment of Funds
Basis Risk Carryforward Reserve Fund paid to Class C                                                                   5.87


Principal Payments
Class A

Investor Loss Amount owing to Class A Note prior to distributions                                                 84,000.00
Investor Loss Amount paid to Class A Note                                                                         84,000.00

Investor Loss Reduction Amount owing to Class A Note prior to distributions
Investor Loss Redution Amount paid to Class A Note                                                                     0.00
Investor Loss Reduction Amount for Class A Note remaining after distributions                                          0.00
Investor Loss Reduction Amount for Class A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                         0.00

Accelerated Principal Payment Amount owing to Class A Note prior to distributions                             31,197,866.97
Accelerated Principal Payment Amount paid to Class A Note                                                     31,197,866.97

Scheduled Principal Collections Payment Amount owing to Class A Note prior to distributions                   12,384,838.59
Scheduled Principal Collections Payment Amount paid to Class A Note                                           12,384,838.59

Transferor Principal Collections (paid to Transferor)                                                                  0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for Class A Note                                                                                       0.00
Unpaid Required Amount for Class A Note after making distributions above                                               0.00
Amount of Subordinated Transferor Collections                                                                          0.00
Remaining unpaid Required Amount for Class A Note after application of
Subordinated Transferor Collections                                                                                    0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                      0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class A Note allocated
to the Allocated Transferor Interest                                                                                   0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                              0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class A Note
allocated to the Available Transferor Subordinated Amount                                                              0.00

Distributions to Issuer
Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(a)(xvi) of the Indenture                                                                      0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                      0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                   0.00
Allocated Transferor Interest                                                                                 33,725,000.00
Required Transferor Subordinated Amount                                                                       33,725,000.00
Amount distributed to the Issuer from Interest Collections that are not Investor Interest Collections                  0.00
and Transferor Principal Collections

Supporting Calculations
Investor Loss Amount for Class A Note                                                                             84,000.00
Investor Floating Allocation Percentage for Class A Note                                                            100.00%
Liquidation loss amounts for Morgage Loans                                                                        84,000.00
Investor Loss Amount for Class A Note                                                                             84,000.00

Delinquent Mortgage Loans
                            Number      Principal          Percentage
                           of Loans      Balance

30 to 59 Days Delinquent     171         13,067,732.51          1.4735%
60 to 89 Days Delinquent     110         12,139,633.94          1.3688%
90 to 179 Days Delinquent     52          5,440,960.57          0.6135%
180 to 269 Days Delinquent     0                  0.00          0.0000%
270 Plus Days Delinquent       0                  0.00          0.0000%
Total                        333         30,648,327.02          3.4557%

 Bankruptcy Group Report
       Group Number       Number of Loans   Principal Balance   Percentage
               1                 4                 307,819.67        0.03%
          Total                  4                 307,819.67        0.03%



 Foreclosure Group Report
       Group Number       Number of Loans  Principal Balance    Percentage
               1                 0                      0.00         0.00%
          Total                  0                      0.00         0.00%


 REO Group Report
   Group Number        Number of Loans    Principal Balance        Percentage
            1                 0                        0.00             0.00%
       Total                  0                        0.00             0.00%

Loan Group 1
Optional Servicer Advances (Current Collection Period)                                                                  0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                  0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                      0
Asset Balance                                                                                                           0.00

Mortgage Loans for which the Morgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                     0
Balance                                                                                                                 0.00

Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                      0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                            44,173.13

BALANCE RECONCILIATION
Group 1
Beginning Loan Group Balance                                                                                  899,348,682.56
Prefunding Amt                                                                                                          0.00
Ending Loan Group Balance                                                                                     886,879,843.97
Change in Loan Group Balance                                                                                   12,468,838.59
Principal Collections                                                                                          33,824,669.50
Liquidation Loss Amount                                                                                            84,000.00
Liquidation Recovery Amount                                                                                             0.00
Cumulative Liquidation Loss Amount                                                                                 84,000.00
Additional Balances during Collection Period                                                                   21,439,830.91
Balance Check                                                                                                           0.00

OTHER INFORMATION

Loan Group 1
Allocated Transferor Interest (Beginning)                                                                       2,611,133.03
Allocated Transferor Interest (Ending)                                                                         33,725,000.00

Interest payments on Morgage Loans                                                                              7,402,015.31
Net Liquidation Proceeds (Allocable to Interest)                                                                        0.00
Insurance Proceeds (Allocable to Interest)                                                                              0.00
Servicer Advance (Allocable to Interest)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                              0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                          0.00
Residual Advance                                                                                                        0.00
Total Interest                                                                                                  7,402,015.31
Servicing Fee                                                                                                     374,728.62
Investor Interest Collections                                                                                   7,027,286.69

Beginning Loan Group Balance                                                                                  899,348,682.56
Principal payments on Morgage Loans                                                                            33,824,669.50
Net Liquidation Proceeds (Allocable to Principal)                                                                       0.00
Insurance Proceeds (Allocable to Principal)                                                                             0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                             0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                         0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                           0.00
Transfer Deposit Amount                                                                                                 0.00
Total Principal                                                                                                33,824,669.50
Investor Principal Collections                                                                                 33,824,669.50
Additional Balances                                                                                            21,439,830.91
Ending Principal Balances                                                                                     886,879,843.97
Total Collections                                                                                              40,851,956.19
Scheduled Principal Payment                                                                                    12,384,838.59

Mortgage Loans Average Daily Balance                                                                          901,027,019.48
Number of Mortgage Loans at beginning of Collection Period                                                            14,445
Number of Mortgage Loans at end of Collection Period                                                                  14,190
Loan Group Balance at beginning of Collection Period                                                          899,348,682.56
Loan Group Balance at end of Collection Period                                                                886,879,843.97

Note Principal Balance of the Class A Note                                                                    881,653,926.58
Original Note Principal Balance of the Class A Note                                                           950,000,000.00
Class A Factor                                                                                                          0.93

Weighted average remaining term of Morgage Loans                                                                      293.62
Weighted Average Loan Rate                                                                                        10.168668%
Weighted Average Net Loan Rate                                                                                     9.528668%

Excess Interest                                                                                                         0.00

LOAN MODIFICATION SUMMARY

Group 1

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                           0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                  204,532.58
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                     0.02%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                   203,530.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                376,880.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                   0.04%

Loans with Credit Limit Modification - current                                                                    110,700.00
Loans with Credit Limit Modification - cumulative                                                                 746,474.56
Loans with Credit Limit Modification - % of Initial                                                                    0.08%

Loans with Gross Margin Modification - current                                                                     27,901.90
Loans with Gross Margin Modification - cumulative                                                                  56,023.90
Loans with Gross Margin Modification - % of Initial                                                                    0.01%

CREDIT ENHANCER INFORMATION

Loan Group 1
Credit Enhancement Draw Amount                                                                                         0.00
Guaranteed Principal Payment Amount                                                                                    0.00
Guaranteed Payment                                                                                             4,223,882.95
Has a Rapid Amortization Event occurred?                                                                                 NO
Cause of Rapid Amortization Event.                                                                                       NA
Has an Event of Servicing Termination occurred?                                                                          NO
Cause of Event of Servicing Termination.                                                                                 NA

TRIGGER INFORMATION
Stepdown Date:
Has a Stepdown Date occurred?                                                                                            NO

Trigger Events:

Has a Stepdown Cumulative Loss Test occured                                                                              NO
Percentage of the Cumulative Losses > Required Loss Percentage?                                                          NO
Percentage of the Cumulative Losses                                                                                 0.0088%
Required Loss Percentage                                                                                            0.0000%

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that
have cumulatively become material over time.                                                                            N/A

Material breaches of pool asset representations or warranties or transaction covenants.                                 N/A

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable,
used to originate, acquire or select new pool assets.                                                                   N/A

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments
considered current or other practices on delinquency and loss experience (during the Funding Period).                   N/A

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information
will be required to the extent such information had note been provided previously.                                      N/A



Copyright 2007 Bank of New York & Co. All rights reserved.